FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES - Investments in Unrealized Loss Position (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 Months	$ 935,631	$ 928,037	$ 1,269,373
12 Months or Greater	0	0	0
Total	935,631	928,037	1,269,373
Unrealized Gains (Losses)
Less than 12 Months	(7,594)	(16,428)	(21,144)
12 Months or Greater	0	0	0
Total	$ (7,594)	$ (16,428)	$ (21,144)